CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Statement of Cash Flows [Abstract]
Restricted Cash, Current	$ 414,536	$ 429,372	$ 30,289,400